Long Term Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Restricted Common Stock Awards Granted Under 2016 LTIP

The following table summarizes information regarding restricted common stock awards granted under the 2016 LTIP for the periods presented:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share (1)
Restricted common stock outstanding at December 31, 2016	353,334	$14.50
Granted(2)	1,640,351	$13.94
Restricted common stock outstanding at June 30, 2017	1,993,685	$14.04

(1)	Determined by dividing the aggregate grant date fair value of shares subject to granted awards by the number of awards.
(2)	The aggregate grant date fair value of restricted common stock awards granted in 2017 was $22.9 million based on grant date market prices ranging from $13.94 per share to $14.22 per share.

The following table summarizes information regarding restricted common share awards granted under the 2016 LTIP for the periods presented:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share(1)
Restricted common shares outstanding at January 1, 2016	$—	$—
Granted(2)	353,334	$14.50

Restricted common shares outstanding at December 31, 2016	$353,334	$14.50

(1)	Determined by dividing the aggregate grant date fair value of shares subject to granted awards by the number of awards.
(2)	The aggregate grant date fair value of restricted common share awards granted in 2016 was $5.1 million based on grant date market price of $14.50 per share.